Marketable securities and securities investments	12 Months Ended
Mar. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable securities and securities investments
7.	Marketable securities and securities investments
Marketable securities and securities investments, primarily held in the Financial Services segment, include debt securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale
securities and
held-to-maturity
securities are as follow
s
.

	Yen in millions
	March 31, 2019				March 31, 2020
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt securities:
Available-for-sale securities:
Japanese national government bonds	1,422,620	220,989	(20)	1,643,589	1,552,036	210,459	(566)	1,761,929
Japanese local government bonds	67,461	70	(34)	67,497	69,132	73	(33)	69,172
Japanese corporate bonds	202,433	17,178	(223)	219,388	202,164	19,112	(567)	220,709
Foreign government bonds	153,429	8,669	(603)	161,495	198,777	81,014	(14)	279,777
Foreign corporate bonds	360,299	944	(376)	360,867	361,422	507	(2,179)	359,750
Securitized products	190,111	1	—	190,112	205,223	0	—	205,223
Other	2,286	2,402	—	4,688	14,398	1,867	(12)	16,253

	2,398,639	250,253	(1,256)	2,647,636	2,603,152	313,032	(3,371)	2,912,813

Held-to-maturity securities:
Japanese national government bonds	6,042,635	2,016,786	—	8,059,421	6,204,505	2,098,885	(1,397)	8,301,993
Japanese local government bonds	3,518	388	—	3,906	2,504	331	—	2,835
Japanese corporate bonds	409,329	44,348	(5,845)	447,832	482,050	61,176	(4,754)	538,472
Foreign government bonds	386,392	18,609	(13,742)	391,259	723,937	302,297	—	1,026,234
Foreign corporate bonds	198	11	—	209	98	7	—	105
Securitized products	—	—	—	—	5,418	—	(421)	4,997

	6,842,072	2,080,142	(19,587)	8,902,627	7,418,512	2,462,696	(6,572)	9,874,636

Total	9,240,711	2,330,395	(20,843)	11,550,263	10,021,664	2,775,728	(9,943)	12,787,449

The following table presents the cost and fair value of debt securities classified as available-for-sale
securities and
held-to-maturity
securities by contractual maturity:

	Yen in millions
	March 31, 2020
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	145,867	146,084	6,075	6,109
Due after one year through five years	432,281	435,443	199,509	217,983
Due after five years through ten years	561,098	637,363	246,072	283,086
Due after ten years	1,463,906	1,693,923	6,966,856	9,367,458

Total	2,603,152	2,912,813	7,418,512	9,874,636

Proceeds from sales of
available-for-sale
securities were 39,982 million yen, 66,906 million yen and 84,362 million yen for the fiscal years ended March 31, 2018, 2019 and 2020, respectively. On these sales, gross realized gains were 1,257 million yen, 240 million yen and 354 million yen and gross realized losses were 2 million yen, 475 million yen and 128 million yen, respectively, for the fiscal years ended March 31, 2018, 2019 and 2020. Sony adopted ASU
2016-01
from April 1, 2018, and as a result, the
available-for-sale
classification is eliminated for equity securities for the fiscal year
s
ended March 31, 2019 and 2020.
Marketable securities classified as trading securities, which are held primarily in the Financial Services segment, totaled 234,117 million yen and 270,120 million yen as of March 31, 2019 and 2020, respectively. Sony recorded net unrealized gains of 48,047 million yen, net unrealized gains of 3,610 million yen, and net unrealized gains of 1,705 million yen for the fiscal years ended March 31 2018, 2019 and 2020, respectively. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, the trading classification is eliminated for equity securities for the fiscal years ended March 31, 2019 and 2020.
The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2019 and 2020.

	Yen in millions
	March 31, 2019
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	—	—	4,063	(20)	4,063	(20)
Japanese local government bonds	27,404	(29)	4,872	(5)	32,276	(34)
Japanese corporate bonds	25,725	(21)	19,925	(202)	45,650	(223)
Foreign government bonds	—	—	15,878	(603)	15,878	(603)
Foreign corporate bonds	50,281	(117)	15,455	(259)	65,736	(376)
Securitized products	—	—	—	—	—	—
Other	—	—	—	—	—	—

	103,410	(167)	60,193	(1,089)	163,603	(1,256)

Held-to-maturity securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	97,984	(5,845)	97,984	(5,845)
Foreign government bonds	—	—	151,229	(13,742)	151,229	(13,742)
Foreign corporate bonds	—	—	—	—	—	—

	—	—	249,213	(19,587)	249,213	(19,587)

Total	103,410	(167)	309,406	(20,676)	412,816	(20,843)

	Yen in millions
	March 31, 2020
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Debt securities:
Available-for-sale securities:
Japanese national government bonds	51,746	(539)	2,032	(27)	53,778	(566)
Japanese local government bonds	25,010	(10)	16,340	(23)	41,350	(33)
Japanese corporate bonds	62,118	(548)	10,694	(19)	72,812	(567)
Foreign government bonds	—	—	1,537	(14)	1,537	(14)
Foreign corporate bonds	86,220	(2,133)	18,896	(46)	105,116	(2,179)
Securitized products	—	—	—	—	—	—
Other	12,055	(12)	—	—	12,055	(12)

	237,149	(3,242)	49,499	(129)	286,648	(3,371)

Held-to-maturity securities:
Japanese national government bonds	134,320	(1,397)	—	—	134,320	(1,397)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	98,172	(4,285)	3,727	(469)	101,899	(4,754)
Foreign government bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—
Securitized products	5,418	(421)	—	—	5,418	(421)

	237,910	(6,103)	3,727	(469)	241,637	(6,572)

Total	475,059	(9,345)	53,226	(598)	528,285	(9,943)

At March 31, 2020, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.
For the
fiscal

years
ended March 31, 2019 and 2020, with respect to equity securities included in marketable securities and securities investments, Sony recorded net realized gains of 77,495 million yen and 20,176 million yen due to the sale of equity securities and net unrealized gains of 104,168 million yen and net unrealized
loss of 134,831 million yen due to revaluation of equity securities held as of March 31, 2019 and 2020, respectively. Gains or losses arising from equity securities held in the Financial Services segment are recorded in financial services revenue, and gains or losses arising from equity securities held in all segments other than the Financial Services segment are recorded in gain
 (loss)
on equity securities, net in the consolidated statement of income. Included in the gains and (losses)
noted above were
gains and (losses)
recorded by Sony with respect to the equity securities held by Sony in Spotify Technology S.A. (“Spotify”).
On April 3, 2018, Spotify was publicly listed for trading on the New York Stock Exchange. Sony owned 5.707% of Spotify’s shares at the time of the public listing.
During the fiscal year ended March 31, 2019, Sony sold a portion of the Spotify shares that it owned for aggregate consideration of 82,616 million yen (768 million U.S. dollars) in cash proceeds. The sale of such shares, offset by costs to be paid to Sony’s artists and distributed labels and other transaction costs which directly related to the gains recognized from the sale of Spotify shares, resulted in a net pre-tax
realized gain of 54,179 million yen (504 million U.S. dollars) recorded in gain on equity securities, net in the consolidated statement of income. The payments to Sony’s artists and distributed labels are included within Other in the cash flows from investing activities of the consolidated statement of cash flows.
The remaining Spotify shares retained as of March 31, 2019 had a gross fair value of 78,947 million yen (711 million U.S. dollars), and the revaluation of such shares resulted in a pre-tax
unrealized gain, net of costs to be paid to Sony’s artists and distributed labels and other costs which directly related to the gains recognized from the revaluation of Spotify shares, of 47,543 million yen (449 million U.S. dollars) recorded in gain on equity securities, net in the consolidated statement of income.
During the fiscal year ended March 31, 2020,
Sony did not sell any portion of the Spotify shares that it owned. The revaluation of the remaining Spotify shares retained as of March 31, 2020 resulted in a pre-tax
unrealized loss, net of
a decrease in
costs to be paid to Sony’s artists and distributed labels, of 6,063 million yen (57 million U.S. dollars) recorded in loss on equity securities, net in the consolidated statements of income.
The aggregate carrying amounts of securities that do not have readily determinable fair values as of March 31, 2019 and 2020 totaled 25,720 million yen and 30,120 million yen, respectively. Sony recorded no upward adjustments for securities that do not have readily determinable fair values for

the fiscal year ended March 31, 2019
, and
 upward adjustments of 1,070 million yen
for securities that do not have readily determinable fair values for

the fiscal year ended March 31, 2020. Sony recorded downward adjustments (including impairments) of 4,285 million yen and 9,075 million yen for securities that do not have readily determinable fair values for the fiscal year
s
ended March 31, 2019 and 2020, respectively.